ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

VAT payable	84,913	72,715	11,672
Other taxes payable	18,333	23,833	3,825
Interest on late tax payments	52,950	69,330	11,128
Staff costs payable	23,821	31,233	5,013
Deposits from leased automobiles held for sale	127,342	233,060	37,409
Accrued rental expenses	6,302	4,355	699
Loans from third parties	7,251	-	-
Other accrued expenses	8,556	10,027	1,610

	329,468	444,553	71,356